Fair Value Measurements (Defined Benefit Plan Assets Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	$ 670	$ 778
U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	A
Defined benefit plan assets at fair value		34
U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	A
Defined benefit plan assets at fair value	1	257
U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		143
U.S. Plans [Member] | Real Estate And Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		4
U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		217
U.S. Plans [Member] | Fixed income collective trust [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		45
U.S. Plans [Member] | Corporate and Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		37
U.S. Plans [Member] | Government [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		27
U.S. Plans [Member] | Hedge Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		14
U.S. Plans [Member] | Amounts due from broker [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	669
Non-U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	48	55
Non-U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	A
Defined benefit plan assets at fair value	1
Non-U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	A
Defined benefit plan assets at fair value	1	1
Non-U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	A
Defined benefit plan assets at fair value	9	10
Non-U.S. Plans [Member] | Insurance Contracts [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	B
Defined benefit plan assets at fair value	35	42
Non-U.S. Plans [Member] | Corporate Bonds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Valuation Technique	B
Defined benefit plan assets at fair value	2	2
Level 1 [Member] | U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	670	655
Level 1 [Member] | U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		34
Level 1 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	1	257
Level 1 [Member] | U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		143
Level 1 [Member] | U.S. Plans [Member] | Real Estate And Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		4
Level 1 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		217
Level 1 [Member] | U.S. Plans [Member] | Fixed income collective trust [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 1 [Member] | U.S. Plans [Member] | Corporate and Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 1 [Member] | U.S. Plans [Member] | Government [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 1 [Member] | U.S. Plans [Member] | Hedge Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 1 [Member] | U.S. Plans [Member] | Amounts due from broker [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	669
Level 1 [Member] | Non-U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	11	11
Level 1 [Member] | Non-U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	1
Level 1 [Member] | Non-U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	1	1
Level 1 [Member] | Non-U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	9	10
Level 1 [Member] | Non-U.S. Plans [Member] | Insurance Contracts [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 1 [Member] | Non-U.S. Plans [Member] | Corporate Bonds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		109
Level 2 [Member] | U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Real Estate And Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Fixed income collective trust [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		45
Level 2 [Member] | U.S. Plans [Member] | Corporate and Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		37
Level 2 [Member] | U.S. Plans [Member] | Government [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		27
Level 2 [Member] | U.S. Plans [Member] | Hedge Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | U.S. Plans [Member] | Amounts due from broker [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | Non-U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	2	2
Level 2 [Member] | Non-U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | Non-U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | Non-U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | Non-U.S. Plans [Member] | Insurance Contracts [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 2 [Member] | Non-U.S. Plans [Member] | Corporate Bonds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	2	2
Level 3 [Member] | U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		14
Level 3 [Member] | U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Real Estate And Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Fixed income collective trust [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Corporate and Other [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Government [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | U.S. Plans [Member] | Hedge Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value		14
Level 3 [Member] | U.S. Plans [Member] | Amounts due from broker [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | Non-U.S. Plans [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	35	42
Level 3 [Member] | Non-U.S. Plans [Member] | Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | Non-U.S. Plans [Member] | Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | Non-U.S. Plans [Member] | Fixed Income Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value
Level 3 [Member] | Non-U.S. Plans [Member] | Insurance Contracts [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value	35	42
Level 3 [Member] | Non-U.S. Plans [Member] | Corporate Bonds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Defined benefit plan assets at fair value